Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended									9 Months Ended						9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Carrying Reported Amount Fair Value Disclosure [Member]	Dec. 31, 2012 Carrying Reported Amount Fair Value Disclosure [Member]	Sep. 30, 2013 Estimate Of Fair Value Fair Value Disclosure [Member]	Dec. 31, 2012 Estimate Of Fair Value Fair Value Disclosure [Member]	Jul. 30, 2013 Corporate Bond Securities [Member]	Sep. 30, 2013 Capital Additions [Member]	Sep. 30, 2012 Capital Additions [Member]	Sep. 30, 2013 Option [Member] Convertible Debt [Member] Derivative Liabilities, Noncurrent [Member]	Dec. 31, 2012 Option [Member] Convertible Debt [Member] Derivative Liabilities, Noncurrent [Member]	Sep. 30, 2013 Embedded Derivative Financial Instruments [Member] Derivative Liabilities, Noncurrent [Member]	Dec. 31, 2012 Embedded Derivative Financial Instruments [Member] Derivative Liabilities, Noncurrent [Member]	Sep. 30, 2013 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Commodity Contract [Member]	Sep. 30, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Commodity Contract [Member]	Sep. 30, 2013 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member]	Sep. 30, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member]	Sep. 30, 2013 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Fair Value Adjustments On Hedges And Derivative Contracts [Member] Mandatory Convertible Bonds [Member]	Sep. 30, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Fair Value Adjustments On Hedges And Derivative Contracts [Member] Mandatory Convertible Bonds [Member]	Sep. 30, 2013 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Fair Value Adjustments On Hedges And Derivative Contracts [Member] Corporate Bond Securities [Member]	Sep. 30, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Fair Value Adjustments On Hedges And Derivative Contracts [Member] Corporate Bond Securities [Member]
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Cash flow hedge losses pertaining to capital expenditure	$ 3
Gain/(loss) on non-hedge derivatives	32	70
Total issued bond value ($ million)									1,250.0
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized																23	4	9	66	364	104	(46)	0
Non-hedge derivative (gain)/loss and movement on bonds	350	174
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	0		(10)									0	(9)	0	(1)
Non-current liabilities - derivatives	0		(10)									0	(9)	0	(1)
Total derivatives liabilities	0		(10)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)								(3)	(3)
Changes in fair value recognized - before tax	0	0								0	0
Changes in fair value recognized - after tax	0	0
Reclassification adjustments - before tax	0	0								0	0
Reclassification adjustments - after tax	0	0
Accumulated other comprehensive income as of September 30 - before tax	(3)	(3)								(3)	(3)
Accumulated other comprehensive income as of September 30 - after tax	(2)	(2)	(2)	(2)
Credit Risk Derivatives [Abstract]
Combined maximum credit risk exposure	206
Credit risk exposure netted by open derivative positions with counterparts	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	786	1,123	892	1,112	786	892	786	892
Restricted cash					66	64	66	64
Short-term debt	(308)		(271)		(308)	(271)	(308)	(271)
Short-term debt at fair value	(18)		(588)		(18)	(588)	(18)	(588)
Long-term debt	(2,306)		(2,750)		(2,306)	(2,750)	(2,070)	(2,871)
Long-term debt at fair value	(1,297)		0		(1,297)	0	(1,297)	0
Derivatives					0	(10)	0	(10)
Marketable equity securities - available for sale	45		69		45	69	45	69
Marketable debt securities - held to maturity	7		7		7	7	8	11
Non-marketable equity securities - available for sale	2		2		2	2	2	2
Non-marketable assets - held to maturity	2		3		2	3	2	3
Non-marketable debt securities - held to maturity	$ 78		$ 86		$ 78	$ 86	$ 78	$ 86